SUBSEQUENT EVENTS - Promissory note agreement and term loan issuances (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2026 USD ($)	Feb. 28, 2026 USD ($) item	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
SUBSEQUENT EVENTS
Proceeds form the issuance of debt			$ 4,766,878	$ 735,000	$ 2,706,658	$ 6,515,160
Subsequent events
SUBSEQUENT EVENTS
Number of debt instruments modified | item		1
Subsequent events | Promissory note and term loan
SUBSEQUENT EVENTS
Proceeds form the issuance of debt	$ 1,310,000
Subsequent events | Promissory note, three
SUBSEQUENT EVENTS
Principal amount		$ 500,000
Subsequent events | Promissory note, four
SUBSEQUENT EVENTS
Principal amount		230,000
Subsequent events | Term loan, one
SUBSEQUENT EVENTS
Principal amount		500,000
Subsequent events | Term loan, two
SUBSEQUENT EVENTS
Principal amount		$ 80,000